Inventory (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Raw materials	$ 35,514	$ 21,761	$ 38,764
Work in process	69,100	0	43,498
Finished goods	100,750	46,353	167,168
Inventory	$ 205,364	$ 68,114	$ 249,430